OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES

28.	OTHER CURRENT LIABILITIES

(in thousands of $)	2014	2013
Deferred drydocking, operating cost and charterhire revenue	9,514	7,724
Mark-to-market interest rate swaps valuation (see note 35)	3,038	11,401
Mark-to-market currency swaps valuation (see note 35)	—	729
Mark-to-market equity swaps valuation (see note 35)	13,656	—
Deferred tax benefit arising on intra-group transfer of long-term assets (see note 30)	3,487	3,487
Provision in relation to Golar Viking claim (see note 38)	13,848	—
Guarantees issued to Golar Partners (see note 6)	2,246	—
Other	1,134	571
	46,923	23,912